MORTGAGE-BACKED SECURITIES (Schedule of Amortized Cost and Fair Values of Mortgage-Backed Securities) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
HELD TO MATURITY
Amortized Cost	$ 9,523	$ 36,618
Gross Unrealized Gains	467	455
Gross Unrealized Losses		(94)
Total	9,990	36,979
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
HELD TO MATURITY
Amortized Cost	135,957	160,614
Gross Unrealized Gains	932	1,130
Gross Unrealized Losses	(913)	(909)
Total	135,976	160,835
Mortgage-backed Securities, Issued by Private Enterprises [Member]
HELD TO MATURITY
Amortized Cost	1,459	2,025
Gross Unrealized Gains	244	405
Gross Unrealized Losses
Total	1,703	2,430
Collateralized Mortgage Obligations [Member]
HELD TO MATURITY
Amortized Cost	137,416	162,639
Gross Unrealized Gains	1,176	1,535
Gross Unrealized Losses	(913)	(909)
Total	$ 137,679	$ 163,265